UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2016	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Common Stock (95.2%)
Aerospace & Defense (3.0%)
Boeing	104,700	$12,578
L-3 Communications Holdings, CI 3	28,100	3,283
Northrop Grumman	68,700	12,714
Raytheon	50,800	6,514
Textron	191,400	6,550
Vectrus*	6,533	129

		41,768

Agricultural Operations (0.9%)
Archer-Daniels-Midland	369,400	13,058

Agricultural Products (1.4%)
Bunge	116,300	7,212
Ingredion	120,500	12,137

		19,349

Air Freight & Logistics (0.6%)
FedEx	68,650	9,122

Aircraft (0.7%)
Delta Air Lines	209,500	9,279

Apparel Retail (0.3%)
Abercrombie & Fitch, CI A	147,300	3,865

Asset Management & Custody Banks (0.9%)
Ameriprise Financial	78,700	7,134
State Street	95,000	5,294

		12,428

Automotive (3.6%)
Autoliv	56,600	5,817
Ford Motor	1,179,700	14,086
General Motors	483,000	14,316
Goodyear Tire & Rubber	238,200	6,767
Lear	91,400	9,490

		50,476

Banks (8.8%)
Bank of America	952,600	13,470
CIT Group	130,700	3,836
Fifth Third Bancorp	492,200	7,777
Huntington Bancshares	1,055,300	9,055
JPMorgan Chase	597,900	35,575
Keycorp	493,100	5,503
PNC Financial Services Group	163,500	14,167
Regions Financial	1,441,300	11,703
SunTrust Banks	337,900	12,360
Wells Fargo	204,200	10,257

		123,703

Biotechnology (2.3%)
Amgen	87,200	13,318
Baxalta	222,300	8,894
Gilead Sciences	63,000	5,229
United Therapeutics*	38,950	4,798

		32,239

	Shares	Value (000)
Broadcasting, Newspapers & Advertising (0.4%)
TEGNA	256,300	$6,154

Business Services (0.0%)
RMR Group*	2,956	62

Cable & Satellite (0.3%)
Time Warner Cable, CI A	19,400	3,531

Chemicals (0.6%)
Eastman Chemical	104,000	6,366
Huntsman	321,000	2,770

		9,136

Commercial Printing (0.8%)
Deluxe	110,200	6,160
RR Donnelley & Sons	410,800	5,739

		11,899

Commercial Services (0.5%)
Western Union	374,400	6,679

Commodity Chemicals (0.4%)
Cabot	144,300	5,821

Computer & Electronics Retail (0.3%)
GameStop, CI A	169,200	4,435

Computers & Services (3.6%)
EMC	606,900	15,033
Hewlett Packard Enterprise	369,800	5,088
HP	369,800	3,591
NCR*	249,800	5,331
Oracle	210,600	7,647
Symantec	329,300	6,533
Western Digital	164,900	7,912

		51,135

Construction & Engineering (0.3%)
Fluor	39,700	1,782
Tutor Perini*	200,300	2,646

		4,428

Diversified REIT’s (0.6%)
Lexington Realty Trust	619,200	4,539
VEREIT	532,700	4,107

		8,646

Electrical Services (5.7%)
American Electric Power	275,600	16,803
Edison International	155,200	9,591
Entergy	158,500	11,187
Exelon	238,700	7,058
FirstEnergy	271,600	8,979
Public Service Enterprise Group	451,100	18,631
SCANA	134,910	8,493

		80,742

Fertilizers & Agricultural Chemicals (0.6%)
CF Industries Holdings	178,000	5,340
Mosaic	148,400	3,577

		8,917

Schedule of Investments January 31, 2016	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Financial Services (4.3%)
Capital One Financial	89,300	$5,860
Citigroup	555,900	23,670
Discover Financial Services	273,600	12,528
Goldman Sachs Group	83,100	13,426
Morgan Stanley	217,700	5,634

		61,118

Food, Beverage & Tobacco (1.3%)
Tyson Foods, CI A	353,500	18,863

General Merchandise Stores (1.1%)
Big Lots	145,700	5,650
Target	134,400	9,733

		15,383

Health Care Facilities (0.9%)
Community Health Systems*	130,700	2,808
HCA Holdings*	139,800	9,727

		12,535

Health Care Services (0.7%)
Express Scripts Holding*	143,000	10,278

Household Products, Furniture & Fixtures (0.7%)
Whirlpool	68,000	9,139

Insurance (10.8%)
Aetna	127,300	12,964
Allstate	264,800	16,047
American Financial Group	209,500	14,870
Anthem	134,900	17,603
Assurant	138,400	11,253
CIGNA	75,000	10,020
Genworth Financial, CI A*	393,400	1,094
Hartford Financial Services Group	220,400	8,856
Lincoln National	290,600	11,467
MetLife	179,400	8,010
Prudential Financial	187,200	13,119
Travelers	175,100	18,743
Voya Financial	302,400	9,247

		153,293

Machinery (3.3%)
AGCO	178,700	8,715
Caterpillar	106,100	6,604
Cummins	90,900	8,171
Deere	194,030	14,942
ITT	116,700	3,787
Trinity Industries	180,000	3,856

		46,075

Mortgage REIT’s (0.8%)
Annaly Capital Management	728,600	6,922
Starwood Property Trust	230,900	4,396

		11,318

Motorcycle Manufacturers (0.4%)
Harley-Davidson	144,200	5,768

Multimedia (0.6%)
Viacom, CI B	194,200	8,863

	Shares	Value (000)
Office Electronics (0.6%)
Xerox	866,600	$8,449

Office REIT’s (0.4%)
Piedmont Office Realty Trust, CI A	269,700	4,992

Oil & Gas Equipment & Services (0.2%)
National Oilwell Varco	106,700	3,472

Oil & Gas Storage & Transportation (0.2%)
DHT Holdings	477,600	2,760

Paper & Paper Products (0.4%)
International Paper	160,900	5,504

Paper Packaging (0.1%)
WestRock	27,290	963

Petroleum & Fuel Products (8.5%)
Chevron	218,500	18,894
ConocoPhillips	123,500	4,827
Exxon Mobil	396,300	30,852
Helmerich & Payne	51,000	2,591
Marathon Oil	220,900	2,149
Marathon Petroleum	343,200	14,342
Phillips 66	219,400	17,585
Tesoro	143,300	12,503
Valero Energy	249,200	16,913

		120,656

Petroleum Refining (0.2%)
Hess	74,500	3,166

Pharmaceuticals (8.5%)
AbbVie	189,600	10,409
Johnson & Johnson	516,800	53,974
Merck	262,200	13,286
Pfizer	1,398,100	42,628

		120,297

Printing & Publishing (0.6%)
Gannett	128,150	1,902
Lexmark International, CI A	221,400	6,246

		8,148

Retail (2.3%)
Brinker International	111,800	5,561
Kohl’s	271,600	13,512
Kroger	191,600	7,436
Macy’s	149,800	6,053

		32,562

Semi-Conductors/Instruments (2.4%)
Intel	801,900	24,875
Sanmina*	166,200	3,115
Vishay Intertechnology	486,600	5,576

		33,566

Specialized REIT’s (0.4%)
Hospitality Properties Trust	254,600	6,006

Steel & Steel Works (0.3%)
Reliance Steel & Aluminum	80,700	4,595

Technology Distributors (0.5%)
Insight Enterprises*	277,400	6,555

Schedule of Investments January 31, 2016	(Unaudited)

LSV Value Equity Fund	Shares/ Face Amount (000)	Value (000)
Telephones & Telecommunications (7.9%)
AT&T	916,900	$33,063
Brocade Communications Systems	573,800	4,579
Cisco Systems	1,000,300	23,797
Corning	566,700	10,546
Harris	73,154	6,362
Juniper Networks	236,000	5,570
QUALCOMM	145,000	6,575
Verizon Communications	430,900	21,532

		112,024

Thrifts & Mortgage Finance (0.2%)
Radian Group	214,600	2,159

Total Common Stock
(Cost $1,205,219)		1,345,379

Foreign Common Stock (4.1%)
Chemicals (0.7%)
LyondellBasell Industries, CI A	122,700	9,567

Computers & Services (0.5%)
Seagate Technology	247,700	7,195

Petroleum & Fuel Products (0.2%)
Ensco, CI A	141,900	1,388
Noble	196,400	1,530

		2,918

Reinsurance (2.3%)
Endurance Specialty Holdings	102,300	6,336
Everest Re Group	96,000	17,178
Validus Holdings	215,100	9,516

		33,030

Semi-Conductors/Instruments (0.4%)
Flextronics International*	489,600	5,131

Total Foreign Common Stock
(Cost $56,775)		57,841

Repurchase Agreement (0.2%)
Morgan Stanley 0.250%, dated 01/29/16, to be repurchased on 02/01/16, repurchase price $2,966 (collateralized by various U.S. Treasury Notes, par values ranging from $3 to $943, 0.625% to 2.250%, 03/31/16 to 11/15/25; with a total market value of $3,025)	$2,966	2,966

Total Repurchase Agreement
(Cost $2,966)		2,966

Total Investments – 99.5%
(Cost $1,264,960)†		$1,406,186

Percentages are based on Net Assets of $1,413,554 (000).

*	Non-income producing security.

†	At January 31, 2016, the tax basis cost of the Fund’s investment was $1,264,960 (000), and the unrealized appreciation and depreciation were $297,131 (000) and ($155,905) (000) respectively.

CI — Class

REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of January 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,345,379	$—	$—	$1,345,379
Foreign Common Stock	57,841	—	—	57,841
Repurchase Agreement	—	2,966	—	2,966
Total Investments in Securities	$1,403,220	$2,966	$—	$1,406,186

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2016, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-001-2500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016